General information	12 Months Ended
Dec. 31, 2017
General information
General information

ARD FINANCE S.A.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. General information

ARD Finance S.A. (the “Company”) was incorporated in Luxembourg on May 6, 2011. The Company’s registered office is 56, rue Charles Martel, L-2134 Luxembourg.

On March 20, 2017 a subsidiary of the Company, Ardagh Group S.A. (“Ardagh”), closed its initial public offering (“IPO”) of 18,630,000 Class A common shares on the New York Stock Exchange (“NYSE”). Following the IPO, the Company recognized a non-controlling interest of $98 million.

All of the business of the group of companies controlled by this company (the “Group”) is conducted by Ardagh and its subsidiaries (together the “Ardagh Group”). All of the financing of the Group other than the 7.125%/7.875% $770 million Senior Secured Toggle Notes due 2023, and the 6.625%/7.375% €845 million Senior Secured Toggle Notes due 2023 (the “Toggle Notes”, as described in Note 17) are liabilities of the Ardagh Group.

Any description of the business of the Group is a description of the business of the Ardagh Group.

The Company and those of its subsidiaries who are above Ardagh Group S.A. in the corporate structure are referred to as the “ARD Finance Group”.

The principal accounting policies that have been applied to the consolidated financial statements are described in Note 2.